Trade and other payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade and other payables

23.	Trade and other payables

	2025	2024
	€’000	€’000
Trade payables	1,375	3,701
Amounts owed to related parties	-	5,086
Lease liability – current	158	117
Payroll taxes	258	132
Other payables	7,038	1,143
	8,829	10,180